Restructuring Costs - By Business Segment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Expense	$ 71.7	$ 4.0	$ 73.0	$ 9.4	$ 20.7	$ 46.2	$ 41.6
Americas
Restructuring Cost and Reserve [Line Items]
Expense					5.3	13.7	11.7
Asia Pacific
Restructuring Cost and Reserve [Line Items]
Expense					$ 3.9	$ 8.3	$ 13.6
Operating Segments | Americas
Restructuring Cost and Reserve [Line Items]
Expense			14.8	2.6
Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Expense			10.8	0.1
Operating Segments | Europe, Middle East, & Africa
Restructuring Cost and Reserve [Line Items]
Expense			42.2	6.7
Corporate
Restructuring Cost and Reserve [Line Items]
Expense			$ 5.2	$ 0.0